Investments: - Contractual Maturities of Debt Securities (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Cost
Due within one year	$ 65,039	$ 54,785
Due after one year through five years	62,293	53,050
Due after five years through ten years	50,606	51,367
Due after ten years	100,092	81,676
Total	278,030	240,878
Fair Value
Due within one year	63,925	54,143
Due after one year through five years	61,924	52,834
Due after five years through ten years	49,855	51,600
Due after ten years	99,089	81,853
Total	$ 274,793	$ 240,430